SGI U.S. SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS
NOVEMBER 30, 2023 (Unaudited)

	NUMBER OF SHARES	VALUE
COMMON STOCKS — 99.4%
Aerospace/Defense — 0.5%
National Presto Industries, Inc.	1,877	$140,250

Agriculture — 2.0%
Andersons Inc., (The)	977	48,713
Fresh Del Monte Produce, Inc.	20,649	470,797
		519,510
Apparel — 0.2%
Under Armour, Inc. - Class A (a)	7,192	58,543

Banks — 3.6%
BayCom Corp.	3,500	73,150
First Financial Corp.	4,604	176,103
Independent Bank Corp.	2,900	62,698
Preferred Bank	1,566	96,513
Unity Bancorp, Inc.	4,200	115,206
Westamerica BanCorp	8,403	426,116
		949,786
Biotechnology — 2.1%
ANI Pharmaceuticals, Inc. (a)	3,478	173,239
Dynavax Technologies Corp. (a)	3,739	51,224
Ligand Pharmaceuticals, Inc. (a)	5,719	333,475
		557,938
Building Materials — 7.2%
Apogee Enterprises, Inc.	7,459	336,401
Boise Cascade Co.	980	107,114
Eagle Materials, Inc.	3,236	585,878
Louisiana-Pacific Corp.	3,733	227,676
UFP Industries, Inc.	5,912	648,132
		1,905,201
Chemicals — 2.8%
American Vanguard Corp.	5,273	49,461
Balchem Corp.	5,505	686,583
		736,044
Commercial Services — 5.9%
Barrett Business Services Inc.	4,486	493,236
CorVel Corp. (a)	3,209	670,232
Grand Canyon Education, Inc. (a)	1,218	166,525
National Research Corp.	3,161	130,960
Perdoceo Education Corp.	5,849	101,889
		1,562,842
Computers — 2.2%
CACI International, Inc. - Class A (a)	159	51,031
ExlService Holdings, Inc. (a)	18,561	526,576
		577,607
Distribution/Wholesale — 0.3%
Rush Enterprises, Inc. - Class A	2,099	83,267

Diversified Financial Services — 0.8%
Diamond Hill Investment Group, Inc.	1,243	199,613

Engineering & Construction — 0.2%
Frontdoor, Inc. (a)	1,512	51,907

Engineering and Construction — 1.0%
Sterling Infrastructure, Inc. (a)	4,355	276,586

Food — 9.8%
Flowers Foods, Inc.	2,326	48,404
Ingles Markets, Inc. - Class A	7,846	640,391
John B Sanfilippo & Son, Inc.	5,686	523,339
Post Holdings, Inc. (a)	6,800	580,924
Seaboard Corp.	79	277,684
SpartanNash Co.	22,760	504,589
		2,575,331
Gas — 6.2%
Chesapeake Utilities Corp.	7,100	678,760
National Fuel Gas Co.	9,437	479,305
Northwest Natural Holding Co.	13,115	480,272
		1,638,337
Healthcare-Products — 4.4%
Atrion Corp.	574	176,993
iRadimed Corp.	2,162	94,998
LeMaitre Vascular, Inc.	1,058	55,757
UFP Technologies, Inc. (a)	4,435	738,250
Utah Medical Products, Inc.	1,132	95,428
		1,161,426
Healthcare-Services — 3.9%
Addus HomeCare Corp. (a)	5,400	470,880
Chemed Corp.	89	50,463
Encompass Health Corp.	807	52,592
National HealthCare Corp.	6,069	464,704
		1,038,639
Home Builders — 3.7%
Beazer Homes USA, Inc. (a)	15,288	402,227
MDC Holdings, Inc.	6,280	277,953
Meritage Homes Corp.	2,130	300,969
		981,149
Insurance — 8.5%
Axis Capital Holdings Ltd.	11,911	671,066
Employers Holdings, Inc.	1,334	51,105
Essent Group Ltd.	13,266	641,278
Hanover Insurance Group, Inc.	5,539	688,498
NMI Holdings, Inc. - Class A (a)	5,862	161,205
RLI Corp.	383	51,935
		2,265,087
Internet — 0.3%
HealthStream, Inc.	2,986	74,650

Iron/Steel — 2.4%
Commercial Metals Co.	14,095	638,926

Machinery-Construction & Mining — 0.5%
Argan, Inc.	2,546	118,745

Machinery-Diversified — 2.5%
Alamo Group, Inc.	3,556	653,237

Miscellaneous Manufacturing — 0.1%
Myers Industries, Inc.	1,442	25,408

Multi-National — 0.8%
Banco Latinoamericano de Comercio Exterior SA	8,536	208,022

Oil & Gas — 1.7%
Chord Energy Corp.	2,530	410,214
PBF Energy, Inc. - Class A	1,133	50,305
		460,519
Packaging & Containers — 0.4%
Greif, Inc. - Class B	786	54,745
Karat Packaging, Inc.	2,386	51,466
		106,211
Pharmaceuticals — 4.6%
Amphastar Pharmaceuticals, Inc. (a)	13,556	763,474
Catalyst Pharmaceuticals Partners, Inc. (a)	18,798	271,255
Option Care Health, Inc. (a)	4,420	131,495
Pacira BioSciences, Inc. (a)	1,844	50,304
		1,216,528
Real Estate — 0.8%
RMR Group, Inc. - Class A	9,291	221,405

REITS — 2.8%
First Industrial Realty Trust, Inc.	1,186	55,801
Ryman Hospitality Properties, Inc.	6,657	668,030
		723,831
Retail — 3.8%
PriceSmart, Inc.	5,858	394,771
Winmark Corp.	1,390	597,700
		992,471
Semiconductors — 0.9%
Cirrus Logic, Inc. (a)	3,035	230,387

Software — 4.0%
Amplitude, Inc. - Class A (a)	10,157	108,172
CommVault Systems, Inc. (a)	8,167	600,928
Teradata Corp. (a)	7,567	357,541
		1,066,641
Telecommunications — 2.1%
A10 Networks, Inc.	30,616	382,394
IDT Corp. - Class B (a)	6,048	177,509
		559,903
Transportation — 5.7%
Covenant Logistics Group, Inc.	1,269	54,021
Landstar System, Inc.	3,265	563,702
Matson, Inc.	1,598	153,041
Werner Enterprises, Inc.	18,239	729,742
		1,500,506
Water — 0.7%
American States Water Co.	2,201	175,860
TOTAL COMMON STOCKS (COST $24,484,160)		26,252,313

	NUMBER OF SHARES (000'S)
SHORT-TERM INVESTMENTS — 0.8%
Money Market Deposit Accounts — 0.8%
U.S. Bank Money Market Deposit Account, 5.20% (b)	220	219,581
TOTAL MONEY MARKET DEPOSIT ACCOUNTS (COST $219,581)		219,581
TOTAL SHORT-TERM INVESTMENTS (COST $219,581)		219,581
TOTAL INVESTMENTS (COST $24,703,741) — 100.2%		26,471,894
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(52,681)
TOTAL NET ASSETS — 100.0%		$26,419,213

Percentages are stated as a percent of net assets.

REIT Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown is as of November 30, 2023.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

SGI U.S. SMALL CAP EQUITY FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets
Equities				$
Short-Term Investments	$26,252,313	$26,252,313	$-		$-
Total Equity Securities	$26,252,313	$26,252,313	$-		$-

Short-Term Investments
Money Market Deposit Accounts	$219,581	$219,581	$-		$-
Total Short-Term Investments	$219,581	$219,581	$-		$-
Total Assets*	$26,471,894	$26,471,894	$-		$-

* Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended November 30, 2023, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.